OPERATING DATA	12 Months Ended
Dec. 31, 2022
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
OPERATING DATA	NOTE 4: OPERATING DATA
4.1 Revenue
The Company’s revenue is derived from the single performance obligation to transfer primarily steel and mining products under arrangements in which the transfer of control of the products and the fulfillment of the Company’s performance obligation occur at the same time. Revenue from the sale of goods is recognized when the Company has transferred control of the goods to the buyer and the buyer obtains the benefits from the goods, the potential cash flows and the amount of revenue (the transaction price) can be measured reliably, and it is probable that the Company will collect the consideration to which it is entitled to in exchange for the goods.
Whether the customer has obtained control over the asset depends on when the goods are made available to the carrier or the buyer takes possession of the goods, depending on the delivery terms. For the Company’s steel producing operations, generally the criteria to recognize revenue has been met when its products are delivered to its customers or to a carrier who will transport the goods to its customers, this is the point in time when the Company has completed its performance obligations. Revenue is measured at the transaction price of the consideration received or receivable, the amount the Company expects to be entitled to.
Additionally, the Company identifies when goods have left its premises, not when the customer receives the goods. Therefore, the Company estimates, based on its historical experience, the amount of goods in-transit when the transfer of control occurs at the destination and defers the revenue recognition.
The Company’s products must meet customer specifications. A certain portion of the Company’s products are returned or have claims filed against the sale because the products contained quality defects or other problems. Claims may be either of the following:
–Product Rejection - Product shipped and billed to an end customer that did not meet previously agreed customer specifications. Claims typically result from physical defects in the goods, goods shipped to the wrong location, goods produced with incorrect specifications and goods shipped outside acceptable time parameters.
–Consequential Damages - Damages reported by the customer not directly related to the value of the rejected goods (for example: customer processing cost or mill down time, sampling, storage, sorting, administrative cost, replacement cost, etc.).
The Company estimates the variable consideration for such claims using the expected value method and reduces the amount of revenue recognized.
Warranties:
The warranties and claims arise when the product fails on the criteria mentioned above. Sales-related warranties associated with the goods cannot be purchased separately and they serve as an assurance that the products sold comply with agreed specifications. Accordingly, the Company accounts for warranties in accordance with IAS 37 "Provisions, Contingent Liabilities and Contingent Assets" (see note 9).
Periodically, the Company enters into volume or other rebate programs where once a certain volume or other conditions are met, it refunds the customer some portion of the amounts previously billed or paid. For such arrangements, the Company only recognizes revenue for the amounts it ultimately expects to realize from the customer. The Company estimates the variable consideration for these programs using the most likely amount method or the expected value method, whichever approach best predicts the amount of the consideration based on the terms of the contract and available information and updates its estimates each reporting period.
The Company’s payment terms range from 30 to 90 days from date of delivery, depending on the market and product sold. The Company received 384 as advances from its customers which are classified as unsatisfied performance obligations and recognized as liabilities in line with IFRS 15. The Company expects 100% of these unsatisfied performance obligations as of December 31, 2022 to be recognized as revenue during 2023 as the Company’s contracts have an original expected duration of one year or less.
The tables below summarize the movements relating to the Company's trade receivable and other for the years ended December 31, 2022, 2021 and 2020.

	Year ended December 31,
	2022	2021	2020
Trade accounts receivable and other - opening balance	5,143	3,072	3,569
Performance obligations satisfied	79,844	76,571	53,270
Payments received	(80,977)	(74,036)	(53,194)
Impairment of receivables (net of write backs and utilization)	—	(69)	(16)
Reclassification of the period-end receivables from /(to) held for sale and recognition (derecognition) of receivables related to business combination and divestments [1]	190	182	(724)
TSR receivables retained in ArcelorMittal USA divestment [2]	—	(260)	260
Foreign exchange and others	(361)	(317)	(93)
Trade accounts receivable and other - closing balance	3,839	5,143	3,072
1. 2022 includes receivables acquired as part of acquisition of ArcelorMittal Texas HBI (see note 2.2.4). 2021 and 2020 include mainly receivables from the joint venture Acciaierie d'Italia (see note 2.3.1).
2.See note 6.1.3
4.2 Cost of sales
Cost of sales includes the following components:

	Year ended December 31,
	2022	2021	2020
Materials	51,353	42,737	34,599
Labor costs	6,721	6,886	7,690
Logistic expenses	4,096	3,931	3,474
Depreciation and amortization	2,580	2,523	2,960
Net impairment charges/ (reversal) (see note 5.3)	1,026	(218)	(133)
Gain on ArcelorMittal USA disposal [1]	—	—	(1,460)
Other	1,533	1,478	2,008
Total	67,309	57,337	49,138
1. See note 2.3.1
4.3 Trade accounts receivable and other
Trade accounts receivable are initially recorded at their transaction price and do not carry any interest. ArcelorMittal maintains an allowance for lifetime expected credit loss at an amount that it considers to be a reliable estimate of expected credit losses resulting from the inability of its customers to make required payments. In judging the adequacy of the allowance for expected credit losses, ArcelorMittal considers multiple factors including historical bad debt experience, the current and forward looking economic environment and the aging of the receivables. Recoveries of trade receivables previously reserved in the allowance for expected credit losses are recognized as gains in selling, general and administrative expenses.
ArcelorMittal’s policy is to record an allowance for expected lifetime credit losses and a charge in selling, general and administrative expense when a specific account is deemed uncollectible. The Company concluded that a trade receivable is in default when it is overdue by more than 180 days. Based on historical experience and analysis, the Company concluded that there is a risk of default as such receivables are generally not recoverable and therefore provided for, unless the collectability can be clearly demonstrated. Uninsured trade receivables and the associated allowance are written off when ArcelorMittal has exhausted its recovery efforts and enforcement options. ArcelorMittal continuously considered the impacts on the current economic environment in its risk of default assessment for receivables outstanding less than 180 days. Receivables aged 31 days or older and uninsured trade receivables remain consistent with historical levels and the Company did not identify any expected increased risk of default.
Trade accounts receivable and allowance for lifetime expected credit losses

	December 31,
	2022	2021
Gross amount	4,029	5,349
Allowance for lifetime expected credit losses	(190)	(206)
Total	3,839	5,143
The carrying amount of the trade accounts receivable and other approximates their fair value. Before granting credit to any new customer, ArcelorMittal uses an internally developed credit scoring system to assess the potential customer’s credit quality and to define credit limits by customer. For all significant customers, the credit terms must be approved by the credit committees of each reportable segment. Limits and scoring attributed to customers are reviewed periodically. There are no customers who represent more than 5% of the total balance of trade accounts receivable.
Exposure to credit risk by reportable segment
The maximum exposure to credit risk for trade accounts receivable by reportable segment is as follows:

	December 31,
	2022	2021
NAFTA	289	330
Brazil	1,127	1,308
Europe	2,011	2,959
ACIS	347	444
Mining	65	102
Total	3,839	5,143
Aging of trade accounts receivable

	December 31,			December 31,
	2022			2021
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	3,063	(17)	3,046	4,280	(30)	4,250
Overdue 1-30 days	366	(2)	364	322	(1)	321
Overdue 31-60 days	120	(1)	119	80	—	80
Overdue 61-90 days	40	—	40	121	—	121
Overdue 91-180 days	97	(2)	95	210	(2)	208
More than 180 days	343	(168)	175	336	(173)	163
Total	4,029	(190)	3,839	5,349	(206)	5,143
The movements in the allowance are calculated based on lifetime expected credit loss model for 2022, 2021 and 2020. The allowances in respect of trade accounts receivable during the periods presented are as follows:

	Year ended December 31,
	2022	2021	2020
Allowance - opening balance	206	136	129
Additions	19	87	27
Write backs / utilization	(19)	(18)	(11)
Foreign exchange and others	(16)	1	(9)
Allowance - closing balance	190	206	136
The Company has established a number of programs for sales without recourse of trade accounts receivable to various financial institutions (referred to as true sale of receivables (“TSR”). Through the TSR programs, certain operating subsidiaries of ArcelorMittal surrender the control, risks and benefits associated with the accounts receivable sold; therefore, the amount of receivables sold is recorded as a sale of financial assets and the balances are derecognized from the consolidated statements of financial position at the moment of sale. The Company classifies trade receivables subject to TSR programs as financial assets that are held to collect or to sell and recognizes them at FVOCI (see note 6). The fair value measurement is determined based on the invoice amount net of TSR expense payable, a Level 3 unobservable input. The TSR expense is insignificant due to the rate applicable and the short timeframe between the time of sale and the invoice due date. Any loss allowance for these trade receivables is recognized in OCI. As of December 31, 2022 and 2021, the total amount of trade accounts receivables sold amounted to $5.3 billion and $5.2 billion, respectively.
4.4 Inventories
Inventories are carried at the lower of cost or net realizable value. Cost is determined using the average cost method. Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and an allocation of fixed and variable production overheads. Raw materials and spare parts are valued at cost, inclusive of freight, shipping, handling as well as any other costs incurred in bringing the inventories to their present location and condition. Interest charges, if any, on purchases have been recorded as financing costs. Costs incurred when production levels are abnormally low are capitalized as inventories based on normal capacity with the remaining costs incurred recorded as a component of cost of sales in the consolidated statements of operations.
Net realizable value represents the estimated selling price at which the inventories can be realized in the normal course of business after allowing for the cost of conversion from their existing state to a finished condition and for the cost of marketing, selling, and distribution. Net realizable value is estimated based on the most reliable evidence available at the time the estimates were made of being the amount that the inventory is expected to realize, taking into account the purpose for which the inventory is held.
Previous write-downs are reversed in case the circumstances that previously caused inventories to be written down below cost no longer exist.
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,629 and 1,023 as of December 31, 2022 and 2021, respectively, are comprised of the following:

	December 31,
	2022	2021
Finished products	5,906	5,743
Production in process	5,343	5,101
Raw materials	6,639	7,137
Manufacturing supplies, spare parts and other [1]	2,199	1,877
Total	20,087	19,858
1.Including spare parts of 1.5 billion and 1.4 billion, and manufacturing and other supplies of 0.7 billion and 0.5 billion as of December 31, 2022 and 2021, respectively.
Movements in the inventory write-downs are as follows:

	Year ended December 31,
	2022	2021	2020
Inventory write-downs - opening balance	1,023	1,079	1,760
Additions [1]	759	178	294
Deductions / Releases [2]	(136)	(236)	(878)
Foreign exchange and others	(17)	2	(97)
Inventory write-downs - closing balance	1,629	1,023	1,079
1.Additions refer to write-downs of inventories excluding those utilized or written back during the same financial year.
2.Deductions/releases correspond to write-backs and utilization related to the prior periods.
4.5 Prepaid expenses and other current assets

	December 31,
	2022	2021
VAT receivables	1,144	986
Prepaid expenses and non-trade receivables	732	566
Financial amounts receivable	122	108
Income tax receivable	158	106
Receivables from public authorities	152	127
Receivables from sale of intangible, tangible and financial assets	67	48
Derivative financial instruments (notes 6.1 and 6.3)	737	2,985
CO2 emission rights	491	458
Other [1]	175	183
Total	3,778	5,567
1.Other included mainly advances to employees, accrued interest and other miscellaneous receivables.
4.6 Other assets
Other assets consisted of the following:

	December 31,
	2022	2021
Derivative financial instruments (notes 6.1 and 6.3)	835	318
Financial amounts receivable	429	411
Long-term VAT receivables	74	179
Cash guarantees and deposits	155	94
Receivables from public authorities	73	60
Accrued interest	24	29
Receivables from sale of intangible, tangible and financial assets	139	150
Income tax receivable	68	61
Other [1]	124	159
Total	1,921	1,461
1.Other mainly includes assets in pension funds and other amounts receivable.
4.7 Trade accounts payable and other
Trade accounts payable are obligations to pay for goods that have been acquired in the ordinary course of business from suppliers. Trade accounts payable have maturities from 15 to 180 days depending on the type of material, the geographic area in which the purchase transaction occurs and the various contractual agreements. The carrying value of trade accounts payable approximates fair value. The Company’s average outstanding number of trade payable days amounted to 81 over the last 5 years. The ability of suppliers to provide payment terms may be dependent on their ability to obtain funding for their own working capital needs and or their ability to early discount their receivables at their own discretion (the Company estimates that about 2.8 billion of trade payables were subject to early discount by its suppliers in 2022 as compared to 2.7 billion in 2021).
4.8 Accrued expenses and other liabilities
Accrued expenses and other liabilities were comprised of the following:

	December 31,
	2022	2021
Accrued payroll and employee related expenses	1,415	1,545
Accrued interest and other payables	1,049	1,207
Payable from acquisition of intangible, tangible & financial assets	1,123	615
Other amounts due to public authorities	652	833
Derivative financial instruments (notes 6.1 and 6.3)	379	316
Put option liability ArcelorMittal Sul Fluminense (note 11.5.2)	179	252
Unearned revenue and accrued payables	67	63
Total	4,864	4,831